Earnings Per Share (Narrative) (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares included in dilutive weighted average share amounts related to equity units	4.0	4.5
Potentially dilutive shares	0.2	0.1	0.9
Maximum Share Price [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential number of equity units, shares	6.9
Minimum Share Price [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential number of equity units, shares	5.7